Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Cash and Cash Equivalents
16.	CASH AND CASH EQUIVALENTS
Detail of cash and equivalents at December 31, 2022 and 2021 are as follows:

	December 31,	December 31,
(In thousand Euros)	2022	2021
Cash	3	3
Banks and other credit institutions	18,873	2,926
Banks and other credit institutions, foreign currency	63,623	110,877
Other cash equivalents	809	59

Total	83,308	113,865

We maintain cash and cash equivalents with major Financial institutions. Our cash and cash equivalents of bank deposits held with banks that, at the time, exceed federally or locally insured limits.
The current accounts earn interest at applicable market rates and this interest is not significant.
Details of banks and other credit institutions with balances held in foreign currency are as follows:

	December 31,	December 31,
(In thousand Euros)	2022	2021
USD	63,109	108,295
GBP	237	1,500
NOK	44	406
SEK	125	360
DKK	108	246
CNY	—	70

Total	63,623	110,877

Significant
non-cash
transactions from investing and financing activities are as follows:

	December 31,	December 31,
(In thousand Euros)	2022	2021
Fair value changes in derivative warrant liabilities (Note 23)	(80,748)	68,954
Addition of lease liabilities	8,517	16,423
Issuance of shares for the acquisition of a significant non-cash investing activity (ARES)	6,300	—
Issuance of shares for the acquisition of a significant non-cash investing activity (Electromaps)	1,500	—
Conversion of convertible bonds and convertible note (Note 13)	—	(87,105)
Contribution in kind of Kensington shares (Note 17)	—	9,058